Net borrowings	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about borrowings [abstract]
Net borrowings
16. Net borrowings

Accounting policies

Borrowings are initially recognised at fair value net of transaction costs and are subsequently reported at amortised cost. Certain bonds are designated in fair value hedge relationship. In these cases, the amortised cost is adjusted for the fair value of the risk being hedged, with changes in value recognised in the income statement. The fair value adjustment is calculated using a discounted cash flow technique based on unadjusted market data.
Bank overdrafts form an integral part of the group’s cash management and are included as a component of net cash and cash equivalents in the consolidated statement of cash flows.
Cash and cash equivalents comprise cash in hand and deposits which are readily convertible to known amounts of cash and which are subject to insignificant risk of changes in value and have an original maturity of three months or less, including money market deposits, commercial paper and investments.
Net borrowings are defined as gross borrowings (short-term borrowings and long-term borrowings plus lease liabilities plus interest rate hedging instruments, cross currency interest rate swaps and funding foreign currency forwards and swaps used to manage borrowings) less cash and cash equivalents.

	2021 £ million	2020 £ million
Bank overdrafts	112	170
Bank and other loans	160	367
Credit support obligations	98	180
€ 775 million 0% bonds due 2020	—	711
US$ 696 million 4.828% bonds due 2020	—	566
€ 900 million 0.25% bonds due 2021	769	—
US$ 1,000 million 2.875% bonds due 2022(i)	719	—
Fair value adjustment to borrowings	4	1
Borrowings due within one year	1,862	1,995
€ 900 million 0.25% bonds due 2021	—	825
US$ 1,000 million 2.875% bonds due 2022(i)	—	812
US$ 300 million 8% bonds due 2022(i)	215	243
US$ 1,350 million 2.625% bonds due 2023	970	1,096
€ 600 million 0.125% bonds due 2023	511	548
US$ 500 million 3.5% bonds due 2023	360	405
US$ 600 million 2.125% bonds due 2024	431	487
€ 500 million 1.75% bonds due 2024	426	456
€ 500 million 0.5% bonds due 2024	425	456
US$ 750 million 1.375% bonds due 2025	537	606
€ 600 million 1% bonds due 2025	510	546
€ 850 million 2.375% bonds due 2026	723	776
£ 500 million 1.75% bonds due 2026	497	496
€ 750 million 1.875% bonds due 2027	637	683
€ 500 million 1.5% bonds due 2027	426	457
€ 700 million 0.125% bonds due 2028	594	—
US$ 500 million 3.875% bonds due 2028	358	404
US$ 1,000 million 2.375% bonds due 2029	711	804
£ 300 million 2.875% bonds due 2029	298	298
US$ 1,000 million 2% bonds due 2030	714	807
€ 1,000 million 2.5% bonds due 2032	850	911
US$ 750 million 2.125% bonds due 2032	534	603
£ 400 million 1.25% bonds due 2033	395	—
US$ 400 million 7.45% bonds due 2035(i)	288	325
US$ 600 million 5.875% bonds due 2036	427	483
US$ 500 million 4.25% bonds due 2042(i)	356	402
US$ 500 million 3.875% bonds due 2043	353	400
Bank and other loans	253	260
Fair value adjustment to borrowings	66	201
Borrowings due after one year	12,865	14,790
Total borrowings before derivative financial instruments	14,727	16,785
Fair value of cross currency interest rate swaps	(154)	(469)
Fair value of foreign exchange swaps and forwards	(15)	(28)
Fair value of interest rate hedging instruments	(63)	(189)
Lease liabilities	363	470
Gross borrowings	14,858	16,569
Less: Cash and cash equivalents	(2,749)	(3,323)
Net borrowings	12,109	13,246
(i)    SEC-registered debt issued on an unsecured basis by Diageo Investment Corporation, a 100% owned finance subsidiary of Diageo plc.

(1)     The interest rates shown are those contracted on the underlying borrowings before taking into account any interest rate hedges (see note 15).
(2)     Bonds are stated net of unamortised finance costs of £78 million (2020 – £86 million; 2019 – £63 million).
(3)     Bonds are reported above at amortised cost with a fair value adjustment shown separately.
(4)     All bonds, medium-term notes and commercial paper issued on an unsecured basis by the group’s 100% owned subsidiaries are fully and unconditionally guaranteed on an unsecured basis by Diageo plc.
Gross borrowings before derivative financial instruments are expected to mature as follows:

	2021 £ million	2020 £ million
Within one year	1,862	1,995
Between one and three years	2,623	3,013
Between three and five years	2,788	3,134
Beyond five years	7,454	8,643
	14,727	16,785

During the year the following bonds were issued and repaid:

	2021 £ million	2020 £ million	2019 £ million
Issued
€ denominated	636	1,594	2,270
£ denominated	395	298	496
US$ denominated	—	3,296	—
Repaid
€ denominated	(696)	—	(1,168)
US$ denominated	(551)	(820)	—
	(216)	4,368	1,598

(a) Reconciliation of movement in net borrowings

	2021 £ million	2020 £ million
At beginning of the year	13,246	11,277
Net decrease/(increase) in cash and cash equivalents before exchange	231	(2,552)
Net (decrease)/increase in bonds and other borrowings(i)	(967)	4,089
Change in net borrowings from cash flows	(736)	1,537
Exchange differences on net borrowings	(598)	95
Other non-cash items(ii)	197	86
Adoption of IFRS 16	—	251
Net borrowings at end of the year	12,109	13,246
(i)    In the year ended 30 June 2021, net decrease in bonds and other borrowings excludes £2 million cash outflow in respect of derivatives designated in forward point hedges (2020 - £6 million).
(ii)    In the year ended 30 June 2021 other non-cash items are principally in respect of fair value changes of cross currency interest rate swaps and interest rate swaps, partially offset by the fair value changes of borrowings. In the year ended 30 June 2020, other non-cash items are principally in respect of leases of £206 million entered into in the year, partially offset by the fair value changes of cross currency interest rate swaps.
(b) Analysis of net borrowings by currency

	2021		2020
	Cash and cash equivalents £ million	Gross borrowings(i) £ million	Cash and cash equivalents £ million	Gross borrowings(i) £ million
US dollar	1,890	(4,001)	2,649	(6,300)
Euro	82	(2,841)	57	(3,119)
Sterling	38	(7,279)	19	(6,233)
Indian rupee	26	(109)	13	(253)
Kenyan shilling	16	(293)	28	(351)
Hungarian forint	3	(241)	3	(239)
Mexican peso	9	(102)	16	(104)
Chinese yuan	255	(20)	207	(1)
Nigerian naira	60	(1)	6	(15)
Other(ii)	370	29	325	46
Total	2,749	(14,858)	3,323	(16,569)

(i)    Includes foreign currency forwards and swaps and leases.
(ii)    Includes £31 million (Turkish lira) cash and cash equivalents in cash-pooling arrangements (2020 – £100 million (Turkish lira)).